Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Change in valuation allowance	$ 2,253	$ 515	$ 1,075
Income tax holiday description	Profits generated from certain products of SMI Taiwan are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012.
Accumulated undistributed earnings from a foreign subsidiary	$ 242,000
Deferred tax liability	0
Unrecognized tax benefits that would affect effective tax rate	5,639
Total amount of interest expense and penalties	363	343	$ 627
Total amount of accrued interest and penalties	1,977	$ 1,674
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 9,427
Federal net operating loss carryforwards expiration year	2035
Research And Development | Federal
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 2,444
Tax credit carryforward expiration year for federal	2035
Research And Development | State
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 1,711
Tax credit carryforward expiration year for state	No expiration date
Taiwan
Tax Credit Carryforward [Line Items]
Income tax exemption term	5 years
FCI | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 4,139
FCI | Research And Development | Minimum
Tax Credit Carryforward [Line Items]
Tax credit carryforward expiration year for federal	2015
FCI | Research And Development | Maximum
Tax Credit Carryforward [Line Items]
Tax credit carryforward expiration year for federal	2019